Restructuring Provision - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of contingent liabilities [line items]
Restructuring charges	$ 3,131	$ 1,011
Production Facility Closure
Disclosure of contingent liabilities [line items]
Restructuring charges	2,100	200
Contract Termination
Disclosure of contingent liabilities [line items]
Restructuring charges	$ 1,000
Workforce Reduction
Disclosure of contingent liabilities [line items]
Restructuring charges		$ 800